Long-Term Debt (Future Maturities of Long-Term Debt) (Details) $ in Millions	Dec. 31, 2016 USD ($)
Future debt maturities
2017	$ 3,696
2018	2,223
2019	3,985
2020	3,357
2021	3,881
Thereafter	$ 4,586